16 Labor and social obligations (Tables)	12 Months Ended
Dec. 31, 2019
Labor And Social Obligations Tables Abstract
Schedule of inputs to the model used to determine the fair value of the stock options

The following table list the inputs to the model used to determine the fair value of the stock options:

	05/15/2018	02/07/2019	03/29/2019*

Weighted average fair value at the measurement date	R$ 366.16	R$ 529.12	R$ 684.22
Dividend yield (%)	0.0%	0.0%	0.0%
Expected volatility (%)	49.5%	45.5%	43.7%
Risk-free interest rate (%)	7.7%	7.6%	7.2%
Expected life of stock options (years)	4.0	4.0	4.0
Weighted average share price	R$254.13	R$ 368.41	R$ 213.35
Model used	Monte Carlo	Monte Carlo	Black & Scholes

Schedule of illustrates the number and movements in stock options

The following table illustrates the number and movements in stock options during the periods:

	Number of stock options (i) – 2019	Number of stock options (i) – 2018
Outstanding at January 1	1,291,248	-
Granted	293,860	1,434,720
Forfeited	-	-
Addition of Guardaya’s plan	257,320	-
Exercised	(1,842,428)	(143,472)
Expired	-	-
Outstanding at December 31	-	1,291,248

(i)      The number of common shares outstanding from Afya Brazil was retrospectively adjusted in the proportion of 1:28 due to the contribution of the shareholders of Afya Brazil into Afya in a one-to-28 exchange for the shares of Afya Brazil contributed to Afya, which did not result in changes on the arrangements of the plans.

Schedule of share-based compensation plan

The following table illustrates the number and movements in stock options during the period:

Number of stock options
Outstanding at January 1, 2019	-
Granted	2,364,214
Forfeited	-
Exercised	-
Expired	-
Outstanding at December 31, 2019	2,364,214

Schedule of model used to determine the fair value of the stock options

The following table list the inputs to the model used to determine the fair value of the stock options:

September 2019
Strike price at the measurement date	US$ 19.00
Dividend yield (%)	0.0%
Expected volatility (%)	38.9%
Risk-free interest rate (%)	1.4%
Expected life of stock options (years)	5.0
Share price at the measurement date	US$ 21.90
Model used	Binomial
Weighted average fair value at the measurement date	US$ 6.55